Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Assets, Noncurrent [Abstract]
Deposits	¥ 2,000		¥ 0
Prepayment for furniture, fixtures and equipment	6,427		3,847
Total	¥ 8,427	$ 1,222	¥ 3,847